Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of Revenues for the years 2019, 2018 and 2017 is as follows:

Millions of euros	2019	2018	2017
Rendering of services	42,264	43,085	47,175
Sales	6,158	5,608	4,833
Total	48,422	48,693	52,008

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2019	2018	2017
Own work capitalized	890	815	863
Gain on disposal of companies	677	21	3
Gain on disposal of other assets	612	241	176
Government grants	22	22	23
Other operating income	641	523	424
Total	2,842	1,622	1,489

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2019	2018	2017
Leases included in "Other expenses" (1)	123	1,071	1,069
Advertising	892	1,029	1,211
Other external services	10,478	10,398	10,445
Taxes other than income tax	995	365	1,285
Change in trade provisions	939	748	863
Losses on disposal of fixed assets and changes in provisions for fixed assets	187	35	44
Goodwill impairment (Note 7)	206	350	—
Other operating expenses	624	403	509
Total	14,444	14,399	15,426
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).

Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	4,590
1 to 3 years	4,590
3 to 5 years	1,265
More than 5 years	1,030
Total	11,475

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2019, 2018 and 2017, together with total headcount at December 31 each year.

	2019		2018		2017
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	25,132	22,869	26,712	25,305	28,084	27,291
Telefónica United Kingdom	6,940	6,861	6,732	7,188	6,776	6,687
Telefónica Germany	8,034	7,955	8,366	8,203	8,653	8,535
Telefónica Brazil	33,147	33,905	34,068	33,499	33,991	34,125
Telefónica Hispam Norte	11,108	10,604	12,254	12,156	12,620	12,354
Telefónica Hispam Sur	24,142	23,085	24,883	24,673	25,378	25,095
Other companies	8,844	8,540	8,838	9,114	9,869	8,631
Total	117,347	113,819	121,853	120,138	125,371	122,718

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2019	2018	2017
Property, plant and equipment (Note 8)	5,613	5,751	5,953
Intangible assets (Note 6)	3,248	3,298	3,443
Rights of use (Note 9)	1,721	n.a.	n.a.
Total	10,582	9,049	9,396

Schedule of Earnings Per Share
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2019	2018	2017
Basic earnings per share	0.17	0.57	0.56
Diluted earnings per share	0.17	0.57	0.56
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2019	2018	2017
Profit attributable to ordinary equity holders of the parent from continuing operations	1,142	3,331	3,132
Adjustment for the coupon corresponding to undated deeply subordinated securities	(379)	(540)	(374)
Tax effect	97	138	97
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	—	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	860	2,929	2,856

Number of shares (thousands)	2019	2018	2017
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,119,138	5,126,575	5,110,188
Adjustment for mandatorily convertible notes	—	—	—
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,119,138	5,126,575	5,110,188
Telefónica, S.A. share option plans	4,766	663	—
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,123,904	5,127,238	5,110,188